Interests in equity-accounted investees	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Interests in equity-accounted investees	Interests in equity-accounted investees
See accounting policies in notes 38(A)(iv)-(v) and (L)(i).

	2023	2022
Interest in a joint venture	$97,858,820	$—
Interests in associates	606,055	788,472
	$98,464,875	$788,472
On July 20, 2023, the Group acquired 50% shareholdings of an equity-accounted investee, Insighta. This involved a total consideration of $80,000,000 contribution in cash to the joint venture and an issuance of 1,481,481 Class A ordinary shares. The fair value of the ordinary shares issued was based on the listed share price of the Company at July 20, 2023 of $0.83 per share (equivalent to $12.51 per share after reverse stock split). The joint venture partner entered into a license agreement with the joint venture that will be automatically terminated upon the occurrence of certain events, including the cessation of business and liquidation of the joint venture.
Particulars of equity-accounted investees of the Group are as follows:

Name of an equity-accounted investee	Place of incorporation/ operation	Particular of issued and paid-up capital	Proportion of nominal value of issue capital held by the Company				Principal activity
			2023		2022
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Insighta	Cayman Islands	2,000,000 ordinary shares	50	—	—	—	Multi-cancer genetic testing services
アクトメッド株式会社 (“ACTmed Co., Ltd.”)	Japan	1,347 ordinary shares	—	24.85	—	24.85	Precise cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	26.04	—	26.04	Investment holdings
Insighta
Insighta represents a joint venture in which the Group has a 50 percent ownership interest and joint control under a transactional agreement, while Insighta is not publicly listed.
The Group has strategically entered the precision oncology diagnostics market through the establishment of Insighta.
The following table summarizes the financial information of Insighta, from the period of July 20, 2023 to December 31, 2023, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group's interest in Insighta.

2023
Non-current assets	$132,725,811
Current assets (including cash and cash equivalents $79,108,498)	79,310,442
Non-current liabilities	(15,192,930)
Other payables, accruals and contract liabilities	(200,052)
Amount due to a related company	(925,631)
Net assets (100%)	195,717,640
Group's share of net assets (50%)	97,858,820
Other income	580,440
Interest income	927,019
Depreciation and amortization	(2,141,759)
Other expenses	(1,054,858)
Income tax expense	349,018
Loss and total comprehensive income (100%)	$(1,340,140)
Group's share of loss and total comprehensive income (50%)	$(670,070)
Dividends received by the Group	$—
ACTmed Co., Ltd
ACTmed Co., Ltd. represents an associate and is not publicly listed.
At December 31, 2022, the carrying amount of the Group’s interests in the associate is nil as the Group’s share of loss has exceeded its investment in the associate. The Group will not resume recognition of its share of any future profits in the associate until its share of such profits equals the cumulative share of losses not recognized in past years.
CERBACT
CERBACT represents an associate and was incorporated on July 12, 2021 as a limited liability company in Singapore. CERBACT is not individually material to the Group and is not publicly listed.
Aggregate information of associates that are not individually material:

	2023	2022
Carrying amount of interests in associates	$606,055	$788,472
Group's share of total comprehensive income	(188,830)	—